28-Feb-2013
Principal
Payment
0.00
50,406,356.29
0.00
0.00
50,406,356.29
Interest per
Collection Period Ended
0.502017
1.000000
1.000000
Interest & Principal Interest & Principal
Amounts in USD
Dates
Summary
Note
Factor
0.000000
Total
613,291.23
$51,019,647.52
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Class A-3 Notes
0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-2 Notes 0.660000% 164,397.50 0.332116 50,570,753.79 102.163139
Class A-1 Notes
0.343780% 0.00 0.000000 0.00
per $1000 Face Amount
0.000000
$1000 Face Amount Payment
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest Rate Interest Payment
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
present value of Base Residual Value 1,000,113,898.17 870,721,781.85 846,413,894.70
Amount Percentage
Total Securitization Value
1,697,643,474.41
1,194,744,364.14
1,144,338,007.85
present value of lease payments 697,529,576.24 324,022,582.29 297,924,113.15
Total Note Balance
1,430,264,000.00
889,168,538.75
838,762,182.46
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Class A-1 Notes 345,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 495,000,000.00 298,904,538.75 248,498,182.46 101.831023
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Interest Period of the Class A-1 Notes (from... to) 15-Feb-2013 15-Mar-2013 Actual/360 Days 28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Feb-2013 15-Mar-2013 30/360 Days 30
Determination Date
13-Mar-2013
Record Date 14-Mar-2013
Payment Date 15-Mar-2013
Collection Period No. 12
Collection Period (from... to) 1-Feb-2013 28-Feb-2013
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
28-Feb-2013 Collection Period Ended
Amounts in USD
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Distribution Detail
Shortfall
0.00 0.00
0.00
0.00
613,291.23
0.00
0.00
50,406,356.29
Regular Principal Distribution Amount 50,406,356.29 50,406,356.29 0.00
Principal Distribution Amount 50,406,356.29 50,406,356.29 0.00
Interest Distributable Amount Class A Notes 613,291.23 613,291.23 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
thereof on Class A-3 Notes
0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount
0.00 0.00 0.00
thereof on Class A-2 Notes 164,397.50 164,397.50 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
Monthly Interest Distributable Amount 613,291.23 613,291.23 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Total Servicing Fee 995,620.30 995,620.30 0.00
Total Trustee Fee
0.00
Total Available Funds
61,503,086.70
Amount Due
Total Available Collections
61,503,086.70 (9) Excess Collections to Certificateholders
Reserve Account Draw Amount 0.00
Total Distribution
9,487,818.88
61,503,086.70
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
951.73
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Subtotal
61,502,134.97 (5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount
Excess wear and tear included in Net Sales Proceeds 11,170.08 (3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds 193,983.49 (4) Priority Principal Distribution Amount
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations 8,963,302.97 (2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
Available Funds
Lease Payments Received
26,436,941.70
(1) Total Servicing Fee
Distributions
995,620.30
28-Feb-2013 Collection Period Ended
Amounts in USD
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Notice to Investors
Reserve Fund and Investment Earnings
Pool Statistics
Cumulative Turn-in Ratio
74.50%
Proportion of base prepayment assumption realized life to date 92.36%
Actual lifetime prepayment speed 0.74%
Weighted Average Seasoning (months) 12.37 23.18
Aggregate Base Residual Value 1,139,551,610.25 908,900,324.67
Weighted Average Securitization Rate 6.66% 6.63%
Weighted Average Remaining Term (months) 25.04 14.16
Securitization Value end of Collection Period 1,144,338,007.85 35,695
Pool Factor 67.41%
As of Cutoff Date Current
Terminations- Scheduled 7,667,156.10
Repurchase Payment (excluding interest) 0.00
Gross Losses 2,357,395.77
Securitization Value beginning of Collection Period
1,194,744,364.14 36,910
Principal portion of lease payments 19,610,636.68
Terminations- Early 20,771,167.74
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41 45,053
Investment Earnings
Net Investment Earnings on the Reserve Fund 134.93
Net Investment Earnings on the Exchange Note
Collection Account
816.80
Investment Earnings for the Collection Period 951.73
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 134.93
minus Net Investment Earnings 134.93
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
28-Feb-2013 Collection Period Ended
Amounts in USD
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Current
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(2.650%)
Less sales proceeds and other payments received during
Collection Period
33,820,038.93
Current Residual Loss / (Gain)
(4,322,088.80)
Cumulative Residual Loss / (Gain)
(44,993,930.22)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.082%)
Residual Loss
29,497,950.13
Less Recoveries 379,937.82
Current Net Credit Loss / (Gain) (162,192.10)
Cumulative Net Credit Loss / (Gain) (1,394,626.51)
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 1,297,769.48
Less Liquidation Proceeds 1,080,023.76
91-120 Days Delinquent 226,878.16 8 0.02%
Total 1,144,338,007.85 35,695 100.00%
31-60 Days Delinquent 3,133,713.26 86 0.27%
61-90 Days Delinquent 906,691.63 26 0.08%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current
1,140,070,724.80 35,575 99.63%